Note 12 - Income Tax (Details) - Effective Income Tax Rate Reconciliation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation [Abstract]
Income tax expense using combined statutory rate of 26.5% (2013 - 26.5%, 2012 - 26.5%)	$ 16,326	$ 10,185	$ 6,423
Permanent differences	488	583	446
Tax effect of flow through entities	(230)	(184)	(555)
Losses not previously recognized			(358)
Impact of changes in foreign exchange rates	(10)	(176)	(471)
Adjustments to tax liabilities for prior periods	1,393	432	(573)
Effects of changes in enacted tax rates	(42)	(63)	265
Changes in liability for unrecognized tax benefits	(130)	(229)	222
Foreign, state and provincial tax rate differential	3,750	1,741	(406)
Gain on disposition of preferred shares	1,246
Tax on preferred shares			518
Other taxes	(161)	(47)	274
Change in valuation allowances	782
Provision for income taxes as reported	$ 23,412	$ 12,242	$ 5,785